Long-term debt - Terms of Revolving Credit Facility (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Apr. 26, 2022	Dec. 31, 2021
Revolving Credit Facilities [Member]
Disclosure of Long-term Debt [Line Items]
Total facility amount	$ 1,600,000		$ 2,100,000
Amount drawn	(147,666)		(1,273,755)
Letters of credit outstanding	(13,527)		(11,035)
Unutilized capacity	$ 1,438,807		$ 815,210
Senior unsecured notes 2030 [Member]
Disclosure of Long-term Debt [Line Items]
Total facility amount		$ 400,000